UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Milbank Winthrop & Co. Inc.

Address:  654 Madison Avenue, Suite 1550
          New York, New York  10021


13F File Number: 28-04023

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Janice Bennett
Title:    Principal
Phone:    (212) 480-2500


Signature, Place and Date of Signing:

/s/ Janice Bennett               New York, New York          November 13, 2003
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           76

Form 13F Information Table Value Total: $127,176,976



List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                                     FORM 13F INFORMATION TABLE
                                                                                  INVESTMENT                 VOTING AUTHORITY
                                                                                  DISCRETION                    (SHARES)
                            TITLE                      FAIR        SHARES OR                SHARED
                            OF           CUSIP         MARKET      PRINCIPAL  SOLE   SHARED OTHER           SOLE  SHARED    NONE
NAME OF ISSUER              CLASS        NUMBER        VALUE       AMOUNT      (A)     (B)   (C)    MGR      (A)   (B)       (C)
--------------              ------       ---------    ---------    ---------  ----   ------ -----   ---     ----  ------    ----
3M COMPANY                  COMMON       88579Y101    1,571,343      22,750     X                         22,750     0       0
ABBOTT LABS                 COMMON       002824100      234,025       5,500     X                          5,500     0       0
ADVANCED VIRAL RESH C       COMMON       007928104          749      10,700     X                         10,700     0       0
AEGON N V - ORD AMER        COMMON       007924103      122,756      10,492     X                         10,492     0       0
AFLAC INC                   COMMON       001055102    3,705,068     114,708     X                        114,708     0       0
ALTRIA GROUP INC            COMMON       02209S103    2,820,326      64,391     X                         64,391     0       0
AMERICAN EXPRESS CO         COMMON       025816109    5,041,133     111,876     X                        111,876     0       0
AMERICAN INTL GROUP I       COMMON       026874107    2,353,814      40,794     X                         40,794     0       0
AOL TIME WARNER             COMMON       00184A105    2,774,196     183,600     X                        183,600     0       0
AT & T WIRELESS             COMMON       00209A106      192,083      23,482     X                         23,482     0       0
AT&T CORP COM NEW           COMMON       001957505      280,025      12,994     X                         12,994     0       0
AUTOBYTEL INC               COMMON       05275N106      418,880      44,000     X                         44,000     0       0
BANKRATE, INC               COMMON       06646V108      308,440      22,000     X                         22,000     0       0
BELLSOUTH CORP              COMMON       079860102    1,821,371      76,916     X                         76,916     0       0
BELO CORPORATION            COMMON       080555105    2,012,750      83,000     X                         83,000     0       0
BERKSHIRE HATHAWAY IN       COMMON       084670108      975,000          13     X                             13     0       0
BP AMOCO ADS                COMMON       055622104    2,013,980      47,838     X                         47,838     0       0
BRIGGS & STRATTON COR       COMMON       109043109      597,002      10,160     X                         10,160     0       0
BRISTOL MYERS SQUIBB        COMMON       110122108    1,895,966      73,888     X                         73,888     0       0
CARNIVAL PAIRED CERTI       COMMON       143658300    3,499,496     106,400     X                        106,400     0       0
CATERPILLAR INC             COMMON       149123101      337,041       4,896     X                          4,896     0       0
CHEVRONTEXACO CORPORA       COMMON       166764100    1,036,382      14,505     X                         14,505     0       0
CHUBB CORP                  COMMON       171232101    3,343,266      51,530     X                         51,530     0       0
CISCO SYS INC               COMMON       17275R102      293,380      14,976     X                         14,976     0       0
CITIGROUP INC.              COMMON       172967101    5,515,311     121,189     X                        121,189     0       0
COCA COLA CO                COMMON       191216100    1,299,841      30,257     X                         30,257     0       0
COMCAST CORP NEW COM        COMMON       20030N101      609,989      19,792     X                         19,792     0       0
DEERE & CO                  COMMON       244199105    1,855,188      34,800     X                         34,800     0       0
DISNEY WALT PRODTNS         COMMON       254687106      278,386      13,802     X                         13,802     0       0
DOVER CORP                  COMMON       260003108    3,024,135      85,500     X                         85,500     0       0
DU PONT E I DE NEMOUR       COMMON       263534109      261,985       6,548     X                          6,548     0       0
EMERSON ELEC CO             COMMON       291011104      321,218       6,101     X                          6,101     0       0
EXXON MOBIL CORPORATI       COMMON       30231G102    7,850,114     214,484     X                        214,484     0       0
FEDERAL HOME LOAN MTG       COMMON       313400301      209,400       4,000     X                          4,000     0       0
FEDERAL NAT MORTGAGE        COMMON       313586109    1,747,980      24,900     X                         24,900     0       0
GANNETT INC DEL             COMMON       364730101      255,095       3,289     X                          3,289     0       0
GENERAL ELECTRIC COMP       COMMON       369604103    4,435,460     148,791     X                        148,791     0       0
GILLETTE CO                 COMMON       375766102      515,997      16,135     X                         16,135     0       0
INTEL CORP                  COMMON       458140100      537,245      19,522     X                         19,522     0       0
INTERNATIONAL BUSINES       COMMON       459200101      555,507       6,289     X                          6,289     0       0
INTERPUBLIC GROUP COS       COMMON       460690100      703,896      49,851     X                         49,851     0       0
JEFFERSON PILOT CORP        COMMON       475070108      266,280       6,000     X                          6,000     0       0
JOHNSON & JOHNSON           COMMON       478160104    2,476,693      50,014     X                         50,014     0       0
LEHMAN BROS HLDGS INC       COMMON       524908100      525,008       7,600     X                          7,600     0       0
LIBERTY MEDIA CORP SE       COMMON       530718105    2,885,388     289,407     X                        289,407     0       0
MCGRAW HILL INC             COMMON       580645109      238,766       3,843     X                          3,843     0       0
MEDCO HEALTH SOLUTION       COMMON       58405U102      215,841       8,324     X                          8,324     0       0
MEDIA GENERAL INC. CL       COMMON       584404107    5,046,860      82,600     X                         82,600     0       0
MELLON FINL CORP            COMMON       58551A108      355,652      11,800     X                         11,800     0       0
MEMBERWORKS INC             COMMON       586002107    1,077,460      34,000     X                         34,000     0       0
MERCK & CO                  COMMON       589331107    3,449,500      68,145     X                         68,145     0       0
MICROSOFT CORP              COMMON       594918104      550,718      19,810     X                         19,810     0       0
MOTOROLA INC                COMMON       620076109      222,306      18,603     X                         18,603     0       0
NESTLE SA SPONSORED A       COMMON       641069406      328,548       5,700     X                          5,700     0       0
NORTHERN TRUST CORP         COMMON       665859104    1,315,137      31,054     X                         31,054     0       0
NUI HLDG CO                 COMMON       629431107      294,620      19,707     X                         19,707     0       0
ORACLE CORP                 COMMON       68389X105      772,965      68,708     X                         68,708     0       0
PEPSICO INC                 COMMON       713448108      315,310       6,880     X                          6,880     0       0
PFIZER INC                  COMMON       717081103    2,356,394      77,564     X                         77,564     0       0
POTASH CORP SASK INC        COMMON       73755L107    3,682,710      52,200     X                         52,200     0       0
PROCTER & GAMBLE CO         COMMON       742718109    3,691,637      39,772     X                         39,772     0       0
PROVIDIAN FINL CORP         COMMON       74406A102      239,337      20,300     X                         20,300     0       0
QUALCOMM INC                COMMON       747525103      484,205      11,620     X                         11,620     0       0
REGIS CORP MINN             COMMON       758932107    7,860,488     244,875     X                        244,875     0       0
ROYAL DUTCH PETRO-NY        COMMON       780257804    2,226,442      50,372     X                         50,372     0       0
SCHLUMBERGER                COMMON       806857108    1,214,743      25,098     X                         25,098     0       0
SIGMA ALDRICH CORP          COMMON       826552101    3,973,830      76,200     X                         76,200     0       0
TYCO INTL LTD NEW           COMMON       902124106    3,164,076     154,874     X                        154,874     0       0
U S BANCORP                 COMMON       902973304      660,996      27,553     X                         27,553     0       0
VERIZON COMMUNICATION       COMMON       92343V104      346,913      10,694     X                         10,694     0       0
VIACOM INC CL B             COMMON       925524308    3,863,206     100,867     X                        100,867     0       0
VODAFONE GROUP PLC          COMMON       92857W100      806,618      39,833     X                         39,833     0       0
WACHOVIA GROUP              COMMON       929903102      630,207      15,300     X                         15,300     0       0
WELLS FARGO NEW             COMMON       949746101    1,250,626      24,284     X                         24,284     0       0
WILMINGTON TR CORP          COMMON       971807102    2,762,248      89,800     X                         89,800     0       0
WORLD ACCESS INC            COMMON       98141A101           26      26,105     X                         26,105     0       0

TOTAL                                               127,176,976





00146.0001 #441768